Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued expenses
Accrued expenses consist of the following (in thousands):

	December 31, 2021	December 31, 2020
Employee compensation	$1,343	$230
Research and development	1,115	755
Professional and outside services	452	44
Interest	133	598
Income taxes payable	351	351
Other	24	6

	$3,418	$1,984